Intangible Assets, Net (Tables)	6 Months Ended
Sep. 30, 2025
Intangilbe Assets, Net [Abstract]
Schedule of Intangible Assets Net

As of September 30, 2025 and March 31, 2025, intangible assets, net consist of the following:

	As of	As of
	September 30,	March 31,
	2025	2025

Software	$138,468	$135,840
Patent	—	120,440,421
License	10,071,639	9,880,524
Total intangible assets	10,210,107	130,456,785
Less: accumulated amortization	(3,357,829)	(2,136,210)
Less: impairment	—	(120,440,421)
Intangible assets, net	$6,852,278	$7,880,154

Schedule of Movement of Impairment

The following table represent the movement of impairment:

	For the Six Months Ended September 30,
	2025	2024
Balance at the beginning of the period	$120,440,421	$—
Addition in the period	—	—
Foreign currency translation adjustments	2,329,631	—
Balance at the end of the period	$122,770,052	$—